Label	Element	Value
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	82.50%
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly | Cboe Mini Bitcoin U.S. ETF Index, Expiration: 12/31/2025; Exercise Price: $216.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.20%
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly | Cboe Mini Bitcoin U.S. ETF Index, Expiration: 12/31/2025; Exercise Price: $270.53 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.70%)